Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2016 and 2015 is as follows:

	2016 $	2015 $
Comprehensive loss	(37,173)	(18,790)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2015-26.51%)	(9,856)	(4,980)
Permanent differences	5,099	1,333
Share issuance costs	(2,965)	(3,734)
Other items	(39)	(8)
Foreign tax rate differential	(664)	(44)
Increase in valuation allowance	8,425	7,433
Provision for income tax (recovery) expense	—	—

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	2016 $	2015 $
Deferred tax assets
Temporary differences on capital and intangible assets	2,596	415
Tax loss carryforwards	4,936	3,799
SR&ED expenditure carryforwards	3,363	1,687
Stock based compensation expense	689	—
Share issuance costs	4,662	3,345
Investment tax credits	2,766	1,253
Lease accruals and reserves	4,827	4,316
Total deferred tax assets	23,839	14,815
Valuation allowance	(22,436)	(14,011)
	1,403	804
Deferred tax liabilities
Capitalized software development costs	1,403	804
Total deferred tax liabilities	1,403	804
Net deferred tax asset	—	—

Schedule of Expiration Dates of Tax Credits and Non-Capital Loss Carry Forwards
As of December 31, 2016 and 2015, the Company had unused non-capital tax losses of approximately $17,728 and $14,264 respectively, a SR&ED expenditure pool totaling $12,683 and $6,364 respectively, and investment tax credits of $3,435 and $1,486 respectively, that are due to expire as follows.

	Non-Capital Losses $	SR&ED Expenditures $	Investment Tax Credits $
2032	13	—	394
2033	11,323	—	197
2034	825	—	563
2035	912	—	557
2036	4,655	—	1,724
Indefinite	—	12,683	—
	17,728	12,683	3,435